Discontinued Operations (Details) - Schedule of statement of operations - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Mining income	$ 809	$ 2,993	$ 4,077	$ 9,244
Hosting income	24		96
Total revenues	833	2,993	4,173	9,244	$ 8,179	$ 1,868
Operating costs and expenses
Mining cost	457	377	1,385	852	(815)	(433)
General and administrative	199	10	678	12	291	4
Impairment of fixed assets	1,300		2,261
Depreciation		1,283	910	2,824	1,637	827
Total operating costs and expenses	1,956	1,670	5,234	3,688	2,743	1,264
Gain (loss) from Operations	(1,123)	1,323	(1,061)	5,556
Other Income (Expenses)
Interest expense		(25)		(70)
Loss on disposal of fixed assets	(6)	(131)	(6)	(138)	58	(29)
Income (loss) before taxes and equity method investee	(1,129)	1,167	(1,067)	5,348	5,330	592
Provision for income taxes
Income (loss) before equity method investee	(1,129)	1,167	(1,067)	5,348
Share of net loss of equity method investee		24		80	94	39
Net income (loss) from discontinued operations	$ (1,129)	$ 1,143	$ (1,067)	$ 5,268	$ 5,236	$ 553